Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Risk Management
26.	Financial risk management
Financial risk factors
The Group’s activities expose it to market risk (including currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimise any adverse effects from the unpredictability of financial markets on the Group’s financial performance.
The Board of Directors is responsible for setting the objectives and underlying principles of financial risk management for the Group.

(a)	Market risk

(i)	Currency risk
The Group operates in South East Asia with operations in Singapore, Malaysia, Indonesia, Thailand and Vietnam.
Currency risk arises within entities in the Group when transactions are denominated in foreign currencies other than the functional currency of the entities within the Group. The Group’s business operations are not exposed to significant foreign currency risks as it has no significant transactions denominated in foreign currency of the entities within the Group.

(ii)	Cash flow and fair value interest rate risks
Cash flow interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Fair value interest rate risk is the risk that the fair value of a financial instrument will fluctuate due to changes in market interest rates. As the Group have no variable interest-bearing financial instrument, the Group’s income and operating cash flows are substantially independent of changes in market interest rates.

(b)	Credit risk
Credit risk is the risk of loss that may arise on outstanding financial instruments should a counterparty default on its obligations.
Risk management
The Group’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets (including cash and deposits), the Group minimise credit risk by dealing exclusively with high credit rating financial institutions.
The Group’s objective is to seek continual revenue growth while minimising losses incurred due to increased credit risk exposure. The Group trades only with recognised and creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures.
As the Group does not hold any collateral, the maximum exposure to credit risk for each class of financial instruments is the carrying amount of that class of financial instruments presented on the balance sheet.
The credit risk for receivables from third parties (based on the origin of the customer’s geography) based on the information provided to key management is as follows:

	2021	2020
	$’000	$’000
By geographical areas
Singapore	4,766	4,239
Malaysia	1,807	2,070
Thailand	1,434	1,378
Indonesia	857	1,433
Vietnam	741	709
Other countries	1,207	1,173

	10,812	11,002

Credit rating
The Group considers the probability of default upon initial recognition of assets and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk, the Group compares the risk of a default occurring on the asset as of the reporting date with the risk of default as of the date of initial recognition. It considers available reasonable and supportable forward-looking information.
The following indicators are incorporated:

•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations,

•	significant changes in the expected performance and behaviour of the debtor, including changes in the payment status of debtor in the Group and changes in the operating results of the debtor; and

•	macroeconomic information such as market growth rates.
Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment, as determined by the Group’s historical collections records.
The Group defines a financial instrument as default, which is fully aligned with the definition of credit-impaired, when it meets one or more of the following criteria:
Quantitative criteria:
The Group defines a financial instrument as default, when the counterparty fails to make contractual payment within 180 days of when they fall due.
Qualitative criteria:
The debtor meets unlikeliness to pay criteria, which indicates the debtor is in significant financial difficulty. The Group considers the following instances:

•	the debtor is in breach of financial covenants;

•	concessions have been made by the lender relating to the debtor’s financial difficulty;

•	it is becoming probable that the debtor will enter bankruptcy or other financial reorganisation; and

•	the debtor is insolvent.
Financial instruments that are credit-impaired are assessed on individual basis.
Impairment of financial assets
Trade receivables are subject to more than immaterial credit losses where the expected credit loss (“ECL”) model has been applied.
The Group has applied the simplified approach by using the provision matrix to measure the lifetime expected credit losses for trade receivables.
The measurement of ECL reflects:

•	an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;

•	the time value of money; and

•	reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Groupings of instruments for ECL measured on collective basis;

(i)	Collective assessment
To measure ECL, trade receivables have been grouped based on shared credit risk characteristics such as geographical location and the days past due.

(ii)	Individual assessment
Trade receivables which are in default or credit-impaired are assessed individually.
Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments for a period of greater than 365 days past due.
Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.
The movement in impairment loss on trade receivables during the year is as follows:
Trade receivables

	2021	2020
	$’000	$’000
Beginning of financial year	4,823	3,529
Allowance made	4,209	3,116
Allowance written back	(2,064)	(845)
Allowance written off	(1,959)	(947)
Acquisition of subsidiaries	17	—
Currency revaluation adjustment	(73)	(30)

End of financial year	4,953	4,823

Impairment of financial assets
For specific trade receivables identified by the Group to be credit impaired, the Group recognised a loss allowance equal to lifetime expected credit loss of $4,560,000 (2020: $4,324,000) in respect of Group’s receivables, as follows:
Trade receivables

	2021	2020
	$’000	$’000
Gross amount	4,560	4,324
Less: Allowance for impairment	(4,560)	(4,324)

	—	—

The impaired receivables arise mainly from receivables that are long overdue.
The Group has concluded that the credit loss for
non-specific
trade receivables as of 31 December 2021 is immaterial.
Cash and cash equivalents
As of 31 December 2021 and 2020, substantially all of the Group’s cash and cash equivalents were held at major financial institutions in the respective locations of the Group’s region. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

(c)	Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities.
The Group manages its liquidity risk by ensuring the availability of funding.
Funding is obtained mainly from investments from shareholders. The Group monitors working capital projections regularly, to ensure that the Group has adequate working capital to meet current requirements.
The table below analyses
non-derivative
financial liabilities of the Group into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years
	$’000	$’000
At 31 December 2021
Trade and other payables	31,702	604
Lease liabilities	5,095	13,195
Borrowings	343	16,787

At 31 December 2020
Trade and other payables	22,328	498
Lease liabilities	4,287	14,597
Convertible notes (including contractual interest)	11,525	—
Preference shares	208,425	—

(d)	Capital risk
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximise shareholder value. In order to maintain or achieve an optimal capital structure, the Group may adjust the amount of dividend payment, return capital to shareholders, issue new shares, buy back issued shares, obtain new borrowings or sell assets to reduce borrowings.
The Directors monitor the Group’s capital based on net debt, if any, and total capital. Net debt is calculated as borrowings plus trade and other payables less cash and cash equivalents. Total capital is calculated as total equity plus preference shares and net debt, if any.

	2021	2020
	$’000	$’000
Net debt	N/M	N/M
Preference shares	—	199,481
Total equity	387,191	(26,515)

Total capital	387,191	172,966

(e)	Fair value measurement
Liabilities measured and carried at fair value and classified by level of the following fair value measurement hierarchy:

(i)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(ii)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and

(iii)	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).
As of 31 December 2021, there are no liabilities being carried at fair value through profit or loss. As of 31 December 2020, liabilities carried at fair value are all Level 3 instruments.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. Where appropriate, quoted market prices or dealer quotes for similar instruments are used. Other techniques, such as estimated discounted cash flows, are used to determine fair value for the remaining financial instruments.
The fair values of current financial assets and liabilities carried at amortised cost approximate their carrying amounts.
The following table presents the changes in Level 3 instruments:

	Derivative financial liabilities - Series B, D1, E and F conversion option	Derivative financial liabilities - Convertible note conversion option	Contingent consideration
	$’000	$’000	$’000
2021
Beginning of financial year	940	—	—
Fair value adjustment - profit or loss (Note 7)	124,146	—	—
Conversion to ordinary shares	(125,086)	—	—

End of financial year	—	—	—

Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year(a)	—	—	—

2020
Beginning of financial year	15,991	1,313	11,743
Fair value adjustment - profit or loss (Note 7)	(15,051)	(1,313)	174
Currency translation adjustments	—	—	250
Contingent consideration paid in relation to acquisition of PG Vietnam	—	—	(12,167)

End of financial year	940	—	—

Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year(a)	(15,051)	(1,313)	424

	Derivative financial liabilities - Series B, D1, E and F conversion option	Derivative financial liabilities - Convertible note conversion option	Contingent consideration
	$’000	$’000	$’000
2019
Beginning of financial year	—	788	23,268
Fair value adjustment
- profit or loss (Note 7)	15,991	525	705
Contingent consideration paid in relation to acquisition of PG Vietnam	—	—	(5,454)
Contingent consideration paid in relation to acquisition of Ensign	—	—	(6,776)

End of financial year	15,991	1,313	11,743

Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year(a)	15,991	525	705

(a)	The unrealised gains/losses are presented in “other (losses)/gains – net” in the consolidated statement of comprehensive income.
There are no transfers of financial instruments between any levels during the financial years ended 31 December 2021, 2020 and 2019.
The carrying amount less impairment provision of trade receivables and payables are assumed to approximate their fair values. The fair value of financial liabilities for disclosure purposes is estimated based on quoted market prices or dealer quotes for similar instruments by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.
The Level 3 contingent consideration for the acquisition of PG Vietnam and Ensign used net profit margin, estimated to be above 19.3%, and EBITDA, estimated to be above US$700,000 (approximately $950,000) for PG Vietnam, multiple of average EBITDA estimated to be above 7.5x (capped at US$5,500,000 (approximately $6,797,000)) for Ensign, as the unobservable inputs respectively. The contingent consideration was fully paid out in 2020.
The Level 3 derivative financial liabilities were valued using a probability weighted option pricing model. The unobservable inputs used in the fair value measurement include the probabilities of the various scenarios of the settlement of the convertible notes. The fair value of the derivative financial liabilities may increase or decrease depending on the probability and timing of various scenarios.
(f)	Financial instruments by category
The carrying amount of the different categories of financial instruments is as disclosed:

	2021	2020
	$’000	$’000
Financial assets, at amortised cost	85,190	107,183
Financial liabilities, at FVTPL	—	940
Financial liabilities, at amortised cost	66,098	249,634